INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2022
GOODWILL
INTANGIBLE ASSETS, NET

8.    INTANGIBLE ASSETS, NET

Intangible assets, net consist of the following:

	As of December 31,
	2021	2022	2022
	RMB	RMB	USD
Intangible assets with indefinite lives:
Trademarks	443,300,000	—	—
Intangible assets with finite lives:
Trademarks	41,620,493	41,435,000	6,007,510
Technology	4,200,000	4,200,000	608,943
Network rights	390,317	210,755	30,557
Purchased software	15,429,484	13,574,658	1,968,140
Reacquired rights	2,531,418	2,531,418	367,021
Favorable leases	42,095,848	—	—
Others	435,185	435,185	63,096
Total	550,002,745	62,387,016	9,045,267
Less: Accumulated amortization	(29,885,266)	(24,275,080)	(3,519,556)
Total.	520,117,479	38,111,936	5,525,711

The value of favorable lease agreements is amortized using the straight-line method over the remaining lease term before January 1, 2022. Favorable lease agreements in which the Group acts as a lessee were reclassified to operating lease right-of-use assets on January 1, 2022, upon adoption of ASC 842.

Amortization expense of intangible assets for the years ended December 31, 2020, 2021 and 2022 amounted to RMB6,150,436, RMB8,493,341 and RMB5,267,881 (USD763,771), respectively.

No impairment losses on intangible assets are recognized for the year ended December 31, 2020 and 2021. The Group recognized impairment losses of intangible assets with indefinite life and intangible assets with finite lives of RMB12,000,345 (USD1,739,886) and RMB700,762(USD101,600) respectively for the year ended December 31, 2022(Note 4). As of December 31,2022, there was no trademark with indefinite life, due to deconsolidation of Argyle and Urban.

The estimated aggregate amortization expense for each of the five succeeding years is as follows:

Year ending December 31,	RMB	USD
2023	5,360,169	777,151
2024	5,251,853	761,447
2025	4,849,872	703,165
2026	4,644,938	673,453
2027	4,298,162	623,175
Thereafter	13,706,942	1,987,320